Consolidated Statements of Operations and Comprehensive Loss $ in Thousands, ¥ in Millions		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Revenues		$ 122,799	$ 124,737	$ 113,541
Cost of revenues		(120,645)	(123,484)	(113,045)
Gross profit		2,154	1,253	496
Operating expenses
Selling and marketing expenses		(2,111)	(1,267)	(1,137)
General and administrative expenses		(16,472)	(4,335)	(5,370)
Research and development expenses		(1,072)	(1,098)	(1,314)
Total operating expenses		(19,655)	(6,700)	(7,821)
Operating loss		(17,501)	(5,447)	(7,325)
Other (expense)/income
Litigation related (expenses)/income		4,321	(2,969)	(1,456)
Interest expenses, net		(2,100)	(2,707)	(2,060)
Other income/(expenses), net		(1,085)	17	214
Fair value changes on convertible notes		(948)
Gain from deconsolidation of subsidiaries		759		78
Total other (expense)/income, net		947	(5,659)	(3,224)
Loss before income tax expenses		(16,554)	(11,106)	(10,549)
Income tax expenses		(19)
Net loss		(16,573)	(11,106)	(10,549)
Less: net loss attributable to non-controlling interests		(65)	(250)	(397)
Less: net loss attributable to mezzanine equity			(153)	(162)
Less: accretion of mezzanine equity to redemption value			10,300	11,587
Plus: conversion of redeemable principal interests into ordinary shares upon IPO			53,469
Net (loss)/income attributable to AUTOZI’s ordinary shareholders		(16,508)	32,466	(21,577)
Net loss		(16,573)	(11,106)	(10,549)
Foreign currency translation difference, net of tax of nil		1,144	(3,685)	3,935
Total comprehensive loss		(15,429)	(14,791)	(6,614)
Less: total comprehensive (loss)/income attributable to non-controlling interests		551	(203)	(413)
Comprehensive loss attributable to AUTOZI		$ (15,980)	$ (14,588)	$ (6,201)
Non-redeemable Common Stock [Member]
Other (expense)/income
Net earnings/(loss) per share of ordinary shares- Basic | $ / shares	[1]	$ (7.48)	$ 15.79	$ (10.79)
Net earnings/(loss) per share of ordinary shares- Diluted | $ / shares	[1]	$ (7.48)	$ 15.79	$ (10.79)
Weighted average shares outstanding of ordinary shares - Basic | shares		2,205,913	1,529,950	1,422,345
Weighted average shares outstanding of ordinary shares - Diluted | shares		2,205,913	1,529,950	1,422,345
Redeemable Common Stock [Member]
Other (expense)/income
Net earnings/(loss) per share of ordinary shares- Basic | $ / shares	[1]		$ (66.29)	$ 7.87
Net earnings/(loss) per share of ordinary shares- Diluted | $ / shares	[1]		$ (66.29)	$ 7.87
Weighted average shares outstanding of ordinary shares - Basic | shares			525,898	578,014
Weighted average shares outstanding of ordinary shares - Diluted | shares			525,898	578,014

[1]	The shares and per share information are presented on a retroactive basis to reflect the First Share Split, Second Share Split and Share Consolidation (See Note 16).